Davis Opportunity Fund
Fund Summary: Davis Opportunity Fund
Investment Objective
Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Opportunity Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Opportunity Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Opportunity Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.22%	1.00%	1.00%	none
Other Expenses	0.25%	0.46%	0.27%	0.22%
Total Annual Operating Expenses	1.02%	2.01%	1.82%	0.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	574	784	1,011	1,664
Class B shares	604	930	1,283	1,962
Class C shares	285	573	985	2,137
Class Y shares	79	246	428	954

Expense Example, No Redemption Davis Opportunity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	574	784	1,011	1,664	574	784	1,011	1,664
Class B shares	204	630	1,083	1,962	204	630	1,083	1,962
Class C shares	185	573	985	2,137	185	573	985	2,137
Class Y shares	79	246	428	954	79	246	428	954

Portfolio Turnover
Davis Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Opportunity Fund

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund may invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Davis Opportunity Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Opportunity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Russell 3000�� Index - reflects no deduction for fees, expenses or taxes	16.42%	2.04%	7.68%
Class A shares	6.83%	(1.25%)	6.54%
Class A shares return after taxes on distributions	6.61%	(1.44%)	6.20%
Class A shares return after taxes on distributions and sale of fund shares	4.73%	(1.09%)	5.73%
Class B shares	7.03%	(1.61%)	6.44%
Class C shares	10.23%	(1.07%)	6.22%
Class Y shares	12.40%	(0.01%)	7.39%

Davis Opportunity Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 13.41%.

Davis Government Bond Fund
Fund Summary: Davis Government Bond Fund
Investment Objective
Davis Government Bond Fund's investment objective is current income.
Fees and Expenses of Davis Government Bond Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Bond Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Bond Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) Fees	0.19%	1.00%	1.00%	none
Other Expenses	0.21%	0.33%	0.27%	0.14%
Total Annual Operating Expenses	0.70%	1.63%	1.57%	0.44%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	543	688	846	1,304
Class B shares	566	814	1,087	1,567
Class C shares	260	496	855	1,867
Class Y shares	45	141	246	555

Expense Example, No Redemption Davis Government Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	543	688	846	1,304	543	688	846	1,304
Class B shares	166	514	887	1,567	166	514	887	1,567
Class C shares	160	496	855	1,867	160	496	855	1,867
Class Y shares	45	141	246	555	45	141	246	555

Portfolio Turnover
Davis Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Principal Risks of Investing in Davis Government Bond Fund

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Davis Government Bond Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Government Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years
Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes	0.48%	2.43%	2.81%
Class A shares	(4.13%)	1.47%	1.76%
Class A shares return after taxes on distributions	(4.65%)	0.55%	0.75%
Class A shares return after taxes on distributions and sale of fund shares	(2.68%)	0.72%	0.90%
Class B shares	(4.17%)	1.20%	1.74%
Class C shares	(1.14%)	1.64%	1.47%
Class Y shares	1.11%	2.64%	2.43%

Davis Government Bond Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 2.05% for the quarter ended December 31, 2007

Lowest (2.77%) for the quaqrter ended June 30, 2004

Total return for the three months ended March 31, 2013 (not annualized) was -0.15%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2012

30-Day SEC Yield 0.28%

You can obtain Davis Government Bond Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Money Market Fund
Fund Summary: Davis Government Money Market Fund
Investment Objective
Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of Davis Government Money Market Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Money Market Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Government Money Market Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	none	none	none	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Government Money Market Fund		Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) Fees		none	none	none	none
Other Expenses		0.13%	0.13%	0.13%	0.13%
Total Annual Operating Expenses		0.63%	0.63%	0.63%	0.63%
Less Fee Waiver or Expense Reimbursement	[1]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Expenses		0.16%	0.16%	0.16%	0.16%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2014. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	64	202	351	786
Class B shares	64	202	351	786
Class C shares	64	202	351	786
Class Y shares	64	202	351	786

Expense Example, No Redemption Davis Government Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	64	202	351	786	64	202	351	786
Class B shares	64	202	351	786	64	202	351	786
Class C shares	64	202	351	786	64	202	351	786
Class Y shares	64	202	351	786	64	202	351	786

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Davis Government Money Market Fund

The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Results
The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar year total returns for all classes of shares

Davis Government Money Market Fund Average Annual Total Returns
for the periods ended December 31, 2011
Average Annual Total Returns Davis Government Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares	0.04%	0.52%	1.58%
Class B shares	0.04%	0.52%	1.58%
Class C shares	0.04%	0.52%	1.58%
Class Y shares	0.04%	0.52%	1.58%

Davis Government Money Market Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 1.20% for the quarter ended December 31, 2006

Lowest 0.00% for the quarter ended December 31, 2011

Total return for the three months ended March 31, 2013 (not annualized) was 0.04%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Davis Government Money Market Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Financial Fund
Fund Summary: Davis Financial Fund
Investment Objective
Davis Financial Fund's investment objective is long-term growth of capital.
Fees and Expenses of Davis Financial Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Financial Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Financial Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Financial Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.16%	1.00%	1.00%	none
Other Expenses	0.20%	0.54%	0.29%	0.17%
Total Annual Operating Expenses	0.91%	2.09%	1.84%	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Financial Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	563	751	955	1,541
Class B shares	612	955	1,324	1,975
Class C shares	287	579	995	2,159
Class Y shares	74	230	401	894

Expense Example, No Redemption Davis Financial Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	563	751	955	1,541	563	751	955	1,541
Class B shares	212	655	1,124	1,975	212	655	1,124	1,975
Class C shares	187	579	995	2,159	187	579	995	2,159
Class Y shares	74	230	401	894	74	230	401	894

Portfolio Turnover
Davis Financial Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Financial Fund

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Financial Services risk. Risks of investing in the financial services sector include: (i) Systemic risk; (ii) Regulatory actions; (iii) Changes in interest rates: unstable and/or rising interest rates; (iv) Non-diversified loan portfolios; (v) Credit; and (vi) Competition.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund may invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Davis Financial Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Financial Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500�� Index - reflects no deduction for fees, expenses or taxes	16.00%	1.66%	7.10%
Class A shares	12.56%	(1.99%)	5.36%
Class A shares return after taxes on distributions	12.16%	(2.66%)	4.69%
Class A shares return after taxes on distributions and sale of fund shares	8.70%	(1.85%)	4.62%
Class B shares	12.81%	(2.43%)	5.18%
Class C shares	16.04%	(1.92%)	4.94%
Class Y shares	18.33%	(0.91%)	6.02%

Davis Financial Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 11.11%.

Davis Appreciation & Income Fund
Fund Summary: Davis Appreciation & Income Fund
Investment Objective
Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of Davis Appreciation & Income Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Appreciation & Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Appreciation & Income Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Appreciation & Income Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.19%	1.00%	1.00%	none
Other Expenses	0.21%	0.34%	0.20%	0.20%
Total Annual Operating Expenses	0.95%	1.89%	1.75%	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Appreciation & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	567	763	976	1,586
Class B shares	592	894	1,221	1,851
Class C shares	278	551	949	2,062
Class Y shares	77	240	417	930

Expense Example, No Redemption Davis Appreciation & Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	567	763	976	1,586	567	763	976	1,586
Class B shares	192	594	1,021	1,851	192	594	1,021	1,851
Class C shares	178	551	949	2,062	178	551	949	2,062
Class Y shares	77	240	417	930	77	240	417	930

Portfolio Turnover
Davis Appreciation & Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in common stock, convertible securities, preferred stock, and bonds. The Fund may also hold cash. The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in securities issued by both domestic or foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities ("junk bonds"), are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds, may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Appreciation & Income Fund

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Preferred Stock risk. Preferred stock is a form of equity security and is generally ranked behind an issuer's debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.
  Bonds and Other Debt Securities risk. Corporations, governments, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Overburdened Issuers risk. Issuers of high-yield, high-risk debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.
  Priority risk. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Difficult to Resell risk. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Davis Appreciation & Income Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Appreciation & Income Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500�� Index - reflects no deduction for fees, expenses or taxes	16.00%	1.66%	7.10%
Class A shares	(11.85%)	(1.18%)	5.04%
Class A shares return after taxes on distributions	(12.11%)	(1.79%)	4.15%
Class A shares return after taxes on distributions and sale of fund shares	(7.41%)	(1.20%)	4.02%
Class B shares	(11.95%)	(1.45%)	4.91%
Class C shares	(9.12%)	(1.01%)	4.67%
Class Y shares	(7.30%)	0.03%	5.80%

Davis Appreciation & Income Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 8.92%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 0.83%

You can obtain Davis Appreciation & Income Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Real Estate Fund
Fund Summary: Davis Real Estate Fund
Investment Objective
Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and Expenses of Davis Real Estate Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Real Estate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davis Real Estate Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	none
Redemption Fee (as a percentage of total redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davis Real Estate Fund	Class A shares	Class B shares	Class C shares	Class Y shares
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) Fees	0.21%	1.00%	1.00%	none
Other Expenses	0.25%	0.56%	0.31%	0.21%
Total Annual Operating Expenses	1.01%	2.11%	1.86%	0.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Davis Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	573	781	1,006	1,653
Class B shares	622	985	1,375	2,109
Class C shares	292	594	1,021	2,212
Class Y shares	81	252	439	978

Expense Example, No Redemption Davis Real Estate Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	580	802	1,042	1,730	580	802	1,042	1,730
Class B shares	222	685	1,175	2,109	222	685	1,175	2,109
Class C shares	192	594	1,021	2,212	192	594	1,021	2,212
Class Y shares	81	252	439	978	81	252	439	978

Portfolio Turnover
Davis Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic and foreign companies (including indirect holdings of common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Real Estate Fund

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Davis Real Estate Fund Average Annual Total Returns
for the periods ended December 31, 2011 (with maximum sales charge)
Average Annual Total Returns Davis Real Estate Fund	Past 1 Year	Past 5 Years	Past 10 Years
S&P 500�� Index - reflects no deduction for fees, expenses or taxes	16.00%	1.66%	7.10%
Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes	17.55%	5.08%	11.65%
Class A shares	11.31%	0.51%	9.27%
Class A shares return after taxes on distributions	10.89%	(0.04%)	7.87%
Class A shares return after taxes on distributions and sale of fund shares	7.35%	0.09%	7.77%
Class B shares	11.60%	0.03%	9.17%
Class C shares	14.90%	0.66%	8.96%
Class Y shares	17.14%	1.82%	10.19%

Davis Real Estate Fund | Class A shares

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 3.69%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.47%

You can obtain Davis Real Estate Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	DAVIS SERIES INC
CIK	dei_EntityCentralIndexKey	0000203002
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 1, 2013
Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Davis Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Opportunity Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Opportunity Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Opportunity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund may invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Opportunity Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Opportunity Fund | Russell 3000�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Past 10 Years	rr_AverageAnnualReturnYear10	7.68%
Davis Opportunity Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	574
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	1,664
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	574
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	784
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,664
2003	rr_AnnualReturn2003	40.88%
2004	rr_AnnualReturn2004	13.34%
2005	rr_AnnualReturn2005	8.33%
2006	rr_AnnualReturn2006	17.59%
2007	rr_AnnualReturn2007	(1.42%)
2008	rr_AnnualReturn2008	(44.71%)
2009	rr_AnnualReturn2009	44.81%
2010	rr_AnnualReturn2010	13.92%
2011	rr_AnnualReturn2011	(3.63%)
2012	rr_AnnualReturn2012	12.18%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 13.41%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	13.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Past 1 Year	rr_AverageAnnualReturnYear01	6.83%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.54%
Davis Opportunity Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.61%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.20%
Davis Opportunity Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.73%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.73%
Davis Opportunity Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	604
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,962
Past 1 Year	rr_AverageAnnualReturnYear01	7.03%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.44%
Davis Opportunity Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Past 1 Year	rr_AverageAnnualReturnYear01	10.23%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.07%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.22%
Davis Opportunity Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Past 1 Year	rr_AverageAnnualReturnYear01	12.40%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Past 10 Years	rr_AverageAnnualReturnYear10	7.39%
Davis Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Bond Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Bond Fund's investment objective is current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Government Bond Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock	Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Bond Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Government Bond Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Government Bond Fund | Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.48%
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Past 10 Years	rr_AverageAnnualReturnYear10	2.81%
Davis Government Bond Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	543
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	846
10 Years	rr_ExpenseExampleYear10	1,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	543
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	846
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,304
2003	rr_AnnualReturn2003	0.10%
2004	rr_AnnualReturn2004	0.17%
2005	rr_AnnualReturn2005	0.98%
2006	rr_AnnualReturn2006	3.73%
2007	rr_AnnualReturn2007	5.45%
2008	rr_AnnualReturn2008	4.38%
2009	rr_AnnualReturn2009	3.37%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	2.01%
2012	rr_AnnualReturn2012	0.67%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 2.05% for the quarter ended December 31, 2007

Lowest (2.77%) for the quaqrter ended June 30, 2004

Total return for the three months ended March 31, 2013 (not annualized) was -0.15%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2012

30-Day SEC Yield 0.28%

You can obtain Davis Government Bond Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.47%
Past 10 Years	rr_AverageAnnualReturnYear10	1.76%
30-Day Yield	rr_ThirtyDayYield	0.28%
Davis Government Bond Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.65%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.55%
Past 10 Years	rr_AverageAnnualReturnYear10	0.75%
Davis Government Bond Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.72%
Past 10 Years	rr_AverageAnnualReturnYear10	0.90%
Davis Government Bond Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	566
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	1,567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,567
Past 1 Year	rr_AverageAnnualReturnYear01	(4.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Past 10 Years	rr_AverageAnnualReturnYear10	1.74%
Davis Government Bond Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	260
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Past 1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.64%
Past 10 Years	rr_AverageAnnualReturnYear10	1.47%
Davis Government Bond Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	141
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	246
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	555
Past 1 Year	rr_AverageAnnualReturnYear01	1.11%
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%
Past 10 Years	rr_AverageAnnualReturnYear10	2.43%
Davis Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Money Market Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Government Money Market Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Money Market Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Money Market Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

  U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for all classes of shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	Davis Government Money Market Fund Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011
Davis Government Money Market Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
2003	rr_AnnualReturn2003	0.62%
2004	rr_AnnualReturn2004	0.83%
2005	rr_AnnualReturn2005	2.68%
2006	rr_AnnualReturn2006	4.47%
2007	rr_AnnualReturn2007	4.69%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.28%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.04%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 1.20% for the quarter ended December 31, 2006

Lowest 0.00% for the quarter ended December 31, 2011

Total return for the three months ended March 31, 2013 (not annualized) was 0.04%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Davis Government Money Market Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Past 10 Years	rr_AverageAnnualReturnYear10	1.58%
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Davis Government Money Market Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Past 10 Years	rr_AverageAnnualReturnYear10	1.58%
Davis Government Money Market Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Past 10 Years	rr_AverageAnnualReturnYear10	1.58%
Davis Government Money Market Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.04%
Past 5 Years	rr_AverageAnnualReturnYear05	0.52%
Past 10 Years	rr_AverageAnnualReturnYear10	1.58%
Davis Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Financial Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Financial Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Financial Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Financial Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Financial Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Financial Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Financial Services risk. Risks of investing in the financial services sector include: (i) Systemic risk; (ii) Regulatory actions; (iii) Changes in interest rates: unstable and/or rising interest rates; (iv) Non-diversified loan portfolios; (v) Credit; and (vi) Competition.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund may invest in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Financial Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Financial Fund | S&P 500�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Past 10 Years	rr_AverageAnnualReturnYear10	7.10%
Davis Financial Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	563
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	563
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	955
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,541
2003	rr_AnnualReturn2003	36.86%
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	8.03%
2006	rr_AnnualReturn2006	18.74%
2007	rr_AnnualReturn2007	(5.31%)
2008	rr_AnnualReturn2008	(45.62%)
2009	rr_AnnualReturn2009	46.02%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(9.02%)
2012	rr_AnnualReturn2012	18.15%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 11.11%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
Past 1 Year	rr_AverageAnnualReturnYear01	12.56%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.99%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.36%
Davis Financial Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.16%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.66%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.69%
Davis Financial Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.70%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.62%
Davis Financial Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	612
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	1,975
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,975
Past 1 Year	rr_AverageAnnualReturnYear01	12.81%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.43%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.18%
Davis Financial Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Past 1 Year	rr_AverageAnnualReturnYear01	16.04%
Past 5 Years	rr_AverageAnnualReturnYear05	(1.92%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.94%
Davis Financial Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	230
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	894
Past 1 Year	rr_AverageAnnualReturnYear01	18.33%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.02%
Davis Appreciation & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Appreciation & Income Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Appreciation & Income Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Appreciation & Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Appreciation & Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in common stock, convertible securities, preferred stock, and bonds. The Fund may also hold cash. The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in securities issued by both domestic or foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities ("junk bonds"), are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds, may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Appreciation & Income Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Preferred Stock risk. Preferred stock is a form of equity security and is generally ranked behind an issuer's debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.
  Bonds and Other Debt Securities risk. Corporations, governments, and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.
  Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Overburdened Issuers risk. Issuers of high-yield, high-risk debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.
  Priority risk. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Difficult to Resell risk. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Appreciation & Income Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Appreciation & Income Fund | S&P 500�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Past 10 Years	rr_AverageAnnualReturnYear10	7.10%
Davis Appreciation & Income Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	567
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	1,586
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	567
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	763
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	976
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,586
2003	rr_AnnualReturn2003	26.94%
2004	rr_AnnualReturn2004	13.08%
2005	rr_AnnualReturn2005	6.29%
2006	rr_AnnualReturn2006	15.19%
2007	rr_AnnualReturn2007	1.30%
2008	rr_AnnualReturn2008	(41.43%)
2009	rr_AnnualReturn2009	49.68%
2010	rr_AnnualReturn2010	20.34%
2011	rr_AnnualReturn2011	(7.45%)
2012	rr_AnnualReturn2012	8.44%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 8.92%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 0.83%

You can obtain Davis Appreciation & Income Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	8.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.75%)
Past 1 Year	rr_AverageAnnualReturnYear01	(11.85%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.04%
30-Day Yield	rr_ThirtyDayYield	0.83%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.15%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.41%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.02%
Davis Appreciation & Income Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	592
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,221
10 Years	rr_ExpenseExampleYear10	1,851
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,851
Past 1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.91%
Davis Appreciation & Income Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
Past 1 Year	rr_AverageAnnualReturnYear01	(9.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.67%
Davis Appreciation & Income Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Past 1 Year	rr_AverageAnnualReturnYear01	(7.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.03%
Past 10 Years	rr_AverageAnnualReturnYear10	5.80%
Davis Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Real Estate Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Real Estate Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Real Estate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A Shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 56.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic and foreign companies (including indirect holdings of common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cashflows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company by company basis. Davis Advisors' goal is to invest in companies for the long term (ideally five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Real Estate Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Large-Capitalization Companies risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Mid- and Small-Capitalization Companies risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Depositary Receipts risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Real Estate Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Real Estate Fund | S&P 500�� Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.00%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Past 10 Years	rr_AverageAnnualReturnYear10	7.10%
Davis Real Estate Fund | Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.55%
Past 5 Years	rr_AverageAnnualReturnYear05	5.08%
Past 10 Years	rr_AverageAnnualReturnYear10	11.65%
Davis Real Estate Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	573
3 Years	rr_ExpenseExampleYear03	781
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	1,653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	580
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,730
2003	rr_AnnualReturn2003	37.52%
2004	rr_AnnualReturn2004	33.22%
2005	rr_AnnualReturn2005	12.76%
2006	rr_AnnualReturn2006	34.58%
2007	rr_AnnualReturn2007	(14.87%)
2008	rr_AnnualReturn2008	(46.89%)
2009	rr_AnnualReturn2009	31.72%
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	9.69%
2012	rr_AnnualReturn2012	16.86%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2013 (not annualized) was 3.69%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.47%

You can obtain Davis Real Estate Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Year to Date Return	rr_BarChartYearToDateReturn	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	11.31%
Past 5 Years	rr_AverageAnnualReturnYear05	0.51%
Past 10 Years	rr_AverageAnnualReturnYear10	9.27%
30-Day Yield	rr_ThirtyDayYield	1.47%
Davis Real Estate Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.89%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Past 10 Years	rr_AverageAnnualReturnYear10	7.87%
Davis Real Estate Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.35%
Past 5 Years	rr_AverageAnnualReturnYear05	0.09%
Past 10 Years	rr_AverageAnnualReturnYear10	7.77%
Davis Real Estate Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,109
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,109
Past 1 Year	rr_AverageAnnualReturnYear01	11.60%
Past 5 Years	rr_AverageAnnualReturnYear05	0.03%
Past 10 Years	rr_AverageAnnualReturnYear10	9.17%
Davis Real Estate Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Past 1 Year	rr_AverageAnnualReturnYear01	14.90%
Past 5 Years	rr_AverageAnnualReturnYear05	0.66%
Past 10 Years	rr_AverageAnnualReturnYear10	8.96%
Davis Real Estate Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Past 1 Year	rr_AverageAnnualReturnYear01	17.14%
Past 5 Years	rr_AverageAnnualReturnYear05	1.82%
Past 10 Years	rr_AverageAnnualReturnYear10	10.19%

[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2014. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.